Income taxes (Tables)	12 Months Ended
Mar. 26, 2022
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 26, 2022 and March 27, 2021 are as follows:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$12,745	$14,801
Difference between book and tax basis of property and equipment	6,024	4,757
Operating lease right-of-use asset	4,082	3,997
Other reserves not currently deductible	212	1,187
Other	(403)	(177)

Net deferred tax asset before valuation allowance	22,660	24,565
Valuation allowance	(22,660)	(24,565)

Net deferred tax asset	$—	$—

Components of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
	(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	1,781	(1,606)	(3,195)
Valuation allowance	(1,781)	1,606	3,195
Income tax expense	$—	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
Canadian statutory rate	26.1%	26.2%	26.6%
Rate differential for U.S. operations	0.0%	0.0%	0.0%
Utilization of unrecognized losses and other tax attributes	(130.8%)	(27.3%)	(26.4%)
Permanent differences and other	104.7%	(1.1%)	(0.2%)

Total	0%	0%	0%